LEASES (Narrative) (Details) - 12 months ended Dec. 31, 2019 ₪ in Thousands, $ in Thousands	USD ($)	ILS (₪)
Disclosure of quantitative information about right-of-use assets [line items]
Short and long-term leases | ₪		₪ 3,887
US Dollars [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Short and long-term leases | $	$ 1,125
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	3 years